Financial Instruments (Details) $ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Sep. 08, 2020 USD ($)	Jul. 08, 2019	Mar. 19, 2020 USD ($) $ / shares shares	Mar. 28, 2019	Nov. 26, 2018 USD ($)	Nov. 23, 2018	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 17, 2020 USD ($)	Jan. 15, 2020 USD ($)
Financial Instruments (Details) [Line Items]
Description of Issuance of convertible debentures	The Lender was entitled to a transaction and interest fee of $5 (plus VAT) that was offset from the Credit Facility for the immediately drawn $100 and 5% from any additional withdrawal amount from the Credit Facility. On November 24, 2020, the Loan Amount was fully repaid by the Company.	Since July 8, 2019, up until September 13, 2019, Yorkville converted the rest of the principal outstanding amount under the Convertible Debentures, by converting $100 on July 8, 2019; $450 on July 23, 2019; $375 on August 30, 2019; and $325 on September 13, 2019 - refer to Note 17f for more information.		as part of a financing round (see Note 17e.1), Yorkville agreed to invest $250 by converting $250 of the principal outstanding amount ($1,500) under the Convertible Debentures. As a result of the conversion, the Company issued to Yorkville 1,020 ordinary shares. In addition, as part of the financing round above-mentioned, the Company issued to Yorkville a warrant to purchase up to 765 ordinary shares.	In addition, $78 was deducted due to issue expenses, and Yorkville received 131 ordinary shares of the Company in return to additional commitment fees (valued at $75). Also, an additional fee of $10 was deducted from the $1,500 due to payments to Yorkville’s legal counsels. Two additional tranches of $500 each of the Convertible Debentures shall be purchased by Yorkville conditional on the passage of time and/or certain triggering events as disclosed in the Securities Purchase Agreement. If the Company will not comply with the triggering events mentioned, the Company will be deemed to be in default pursuant to the terms, and inter alia, the interest on the Convertible Debentures will accrue up to a rate of 15% per annum. The Company shall pay Yorkville additional commitment fees upon issuance of each such tranche, to be paid at the Company’s option in cash or shares of the Company. From and after the date of issuance of the Convertible Debentures, the outstanding principal, together with accrued and unpaid interest, will be convertible, at the option of Yorkville, into the Company’s ordinary shares at the lower of $7.00 or 95% of the lowest daily volume-weighted average price (“VWAP”) during the five consecutive trading days immediately preceding the conversion date.	the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) and a registration rights agreement with YA II PN Ltd. (“Yorkville”), a fund managed by Yorkville Advisors Global L.P., for the sale in a private placement of up to $2,500 in principal amount of unsecured convertible debentures (the “Convertible Debentures”). Interest on the Convertible Debentures will accrue at a rate of 5% per annum and can be repaid in cash with an addition of an 10% redemption premium upon the maturity date of the Convertible Debentures, being 12 months from the issuance of each Convertible Debenture.
Convertible debentures issued					$ 1,500
Issuance of ordinary shares (in Shares) | shares							131
Consecutive trading days								(*)The lower of $490.00 or 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date.Hereinafter is the reconciliation of the fair value measurements (the conversion component of the Convertible Debentures) that are categorized within Level 3 of the fair value hierarchy in financial instruments: Balance at December 31, 2018 $277 Net change in fair value of the conversion component designated at fair value through profit or loss (82) Conversion of the proportional part out of the conversion component (195) Balance at December 31, 2019 $- c. Bridge Loan On January 15, 2020, the Company entered into a bridge loan agreement (the “Bridge Loan”) with a third party, in which the third party lent to the Company $50 (the “Bridge Loan Amount”). On April 17, 2020, the Bridge Loan Amount was fully repaid by the Company, including interest in the amount of $2. Accordingly, the Bridge Loan was terminated with no further effect. d. Line of Credit On September 8, 2020, the Company entered into a certain credit agreement (the “Credit Facility”), with M.R.M. Merchavit Holdings and Management Ltd. (the “Lender”), whereby the Lender agreed to extend a line of credit to the Company in the aggregate amount of $200, or the Credit Amount. According to the terms of the Credit Facility, $100 of the Credit Amount (the “Loan Amount”), was immediately drawn on the date of the Credit Facility, and the remaining $100 was available be drawn on an as-needed basis. The Loan Amount was due upon the earlier of one year from September 8, 2020 or at such time that the Company raised $1,500. The Lender was entitled to a transaction and interest fee of $5 (plus VAT) that was offset from the Credit Facility for the immediately drawn $100 and 5% from any additional withdrawal amount from the Credit Facility. On November 24, 2020, the Loan Amount was fully repaid by the Company. e. Dekel On March 19, 2020, the Company entered into a securities purchase agreement with Dekel Pharmaceutical Ltd. (“Dekel”) pursuant to which Dekel agreed to invest in the Company through a private placement transaction (the “Private Placement”). At the time of the Private Placement, Dekel was considered as a related party to the Company; however, it is no longer a related party to the Company. In connection with the Private Placement, Dekel received convertible promissory notes (the “Notes”), with an aggregate original principal amount of approximately $350, at an aggregate purchase price of $315 to be paid in several tranches spread across a twelve-month period. In addition, the Company issued a warrant to purchase up to 314,285 ordinary shares of the Company (the “Private Placement Warrant”) and 40,000 ordinary shares. The initial tranche of the Private Placement was for a principal amount of $220 at a purchase price of $198. The Notes are unsecured, have a maturity date of March 23, 2021, bear interest at a rate of 12% per annum, and may be converted, at the election of the holder, into ordinary shares at an initial conversion price of $0.35 per ordinary share (the “Fixed Conversion Price”), subject to adjustments. After the six-month anniversary of the issuance of the Notes, the conversion price shall be equal to the lower of the Fixed Conversion Price or 70% of the lowest trading price of the ordinary shares as reported on Nasdaq or any exchange upon which the ordinary shares of the Company are traded at such time, for the 20 prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent. The Private Placement Warrant is exercisable at any time on or after the actual closing date and on or prior to the close of business on the five-year anniversary of the date of issuance, at an initial exercise price of $0.35 per ordinary share, subject to adjustment. On November 8, 2020, the Notes were terminated and the initial tranche was fully repaid by the Company. General Overview of Valuation Approaches used in the Valuation: Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Economic methodology: The warrants’ fair value was calculated using the Black–Scholes OPM, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions: December 31, 2021 December 31, 2020 March 23, 2020 Dividend yield (%) 0 0 0 Expected volatility (%) 148 132 122.01 Risk-free interest rate (%) 0.87 0.38 0.38 Underlying Share Price ($) 6.23 3.625 0.43 Exercise price ($) 24.50 24.50 24.50 Warrants fair value ($) 4.15 0.32 0.36 f.
Bridge loan amount											$ 50
Interest payable										$ 2
Aggregate amount or credit amount	$ 200
Credit facility amount	100
Credit Facility and remaining available drawn amount	$ 100
Loan amount due term	1 year
Loan amount raised	$ 1,500
Cash paid for principal amount			$ 350
Purchase price			$ 315				$ 35		$ 1
Issued of warrant (in Shares) | shares			314,285
Interest rate			12.00%
Initial conversion price (in Dollars per share) | $ / shares			$ 350
Conversion Price (in Dollars per share) | $ / shares			$ 0.70
Exercise price			0.35				245
Private Placement [Member]
Financial Instruments (Details) [Line Items]
Cash paid for principal amount			$ 220
Purchase price			$ 198
ADSs [Member]
Financial Instruments (Details) [Line Items]
Issued of warrant (in Shares) | shares			40,000